TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER PAYABLES.
Trade payables	$ 3,808	$ 1,663
Accruals and other payables	2,517	3,619
Other taxation and social security		2,902
Total trade and other creditors	$ 6,325	$ 8,184	$ 11,175